Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,187,507	$ 1,181,850
Accumulated Amortization	(1,010,181)	(900,323)
Total	177,326	281,527
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	604,673	604,673
Accumulated Amortization	(513,501)	(451,169)
Total	91,172	153,504
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	497,296	491,639
Accumulated Amortization	(414,654)	(370,658)
Total	82,642	120,981
Intellectual Property Rights and Purchased Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	51,996	51,996
Accumulated Amortization	(51,996)	(51,996)
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	33,542	33,542
Accumulated Amortization	(30,030)	(26,500)
Total	$ 3,512	$ 7,042